WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 49.3%
FHLMC - 13.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-6/1/48	$5,871,704	$5,969,459
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-1/1/52	9,544,770	9,416,016
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	18,380,924	17,683,612
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-12/1/51	9,073,258	8,484,309
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	609,163	633,931
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-1/1/49	178,275	188,906
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/50	2,663,064	2,747,358
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.872%	11/1/47	487,705	491,634	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.623%)	3.089%	2/1/50	634,518	638,186	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.012%	11/1/48	2,286,232	2,297,439	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-2/1/42	423,120	458,917
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	8,686,287	9,057,938
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,832	3,031
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-4/1/49	1,797,853	1,896,049
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	22,100,185	21,992,418
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	9/1/48	6,054,503	6,161,570

Total FHLMC				88,120,773

FNMA - 28.5%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	4,850,685
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	113,792	118,987
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	18,192	19,654

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	$24,798,573	$25,146,388
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	669,700
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,187,740	1,153,036	(a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-2/1/52	35,367,578	34,931,357
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-3/1/52	37,539,757	36,015,895
Federal National Mortgage Association (FNMA)	5.000%	10/1/41-3/1/50	8,946,882	9,579,528
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-12/1/50	16,462,767	17,076,881
Federal National Mortgage Association (FNMA)	4.500%	10/1/44-1/1/59	17,694,051	18,735,726
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-11/1/51	19,002,383	17,703,103
Federal National Mortgage Association (FNMA)	2.500%	5/1/52	11,300,000	10,759,441	(b)
Federal National Mortgage Association (FNMA)	3.000%	5/1/52	6,570,000	6,413,304	(b)
Federal National Mortgage Association (FNMA)	3.500%	5/1/52	3,300,000	3,295,837	(b)

Total FNMA				186,469,522

GNMA - 7.4%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	9,922	10,400
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	60,238	62,660
Government National Mortgage Association (GNMA)	6.000%	11/15/32	275,828	298,032
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	434,178	479,363
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	695,435	692,551
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	3,428,066	3,515,052
Government National Mortgage Association (GNMA)	4.000%	3/15/50	65,655	67,847

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/51	$8,346,415	$8,466,706
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-9/20/51	5,070,693	5,025,031
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-8/20/50	7,512,110	7,835,234
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	4,561,715	4,782,698
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-5/20/51	707,925	686,075
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	382,960	364,460
Government National Mortgage Association (GNMA) II	3.000%	5/1/52	12,400,000	12,226,109	(b)
Government National Mortgage Association (GNMA) II	3.500%	5/1/52	1,700,000	1,704,781	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.783%)	1.884%	6/20/60	2,095,591	2,145,007	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.079%)	1.364%	8/20/58	40,557	40,917	(a)

Total GNMA				48,402,923

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $335,232,549)				322,993,218

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 39.5%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	1.057%	1/25/36	147,824	141,273	(a)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.649%	7/20/46	95,141	73,333	(a)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.271%	10/15/38	670,000	653,365	(a)(d)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.477%	7/17/26	1,070,000	1,064,995	(a)(d)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.831%	8/10/45	4,118,956	1,688,772	(a)(d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.423%	9/29/36	5,386,016	5,282,056	(a)(d)
BANK, 2021-BN32 XA, IO	0.782%	4/15/54	6,098,933	319,482	(a)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,375,589
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.127%	8/15/57	10,111,497	616,973	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	$1,450,000	$1,364,241
Benchmark Mortgage Trust, 2020-IG3 C	3.289%	9/15/48	2,000,000	1,787,038	(a)(d)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.108%	4/15/54	16,905,657	1,279,123	(a)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	2.297%	7/15/35	2,250,000	2,214,901	(a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	7.033%	7/15/20	1,070,000	1,029,907	(a)(d)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	2.097%	9/15/38	1,060,000	1,038,460	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	3.539%	10/15/36	1,070,000	1,033,835	(a)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	143,407	145,703
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,299,499	(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.747%	7/15/32	2,522,000	2,114,697	(a)(d)
CSMC Trust, 2017-RPL3 B3	4.365%	8/1/57	3,079,215	2,987,904	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/22	7,500,000	7,319,124	(a)(d)
CSWF, 2018-TOP E (1 mo. USD LIBOR + 2.250%)	2.647%	8/15/35	818,679	814,218	(a)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	80,852	(d)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,126,491	(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.186%	5/25/65	3,570,000	3,584,191	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.082%	2/25/48	60,841,030	31,175	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.582%	2/25/48	2,422,083	2,323,301	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.582%	2/25/48	2,291,956	1,565,129	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	2,300,000	186,364	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.508%	8/25/31	9,999,272	406,475	(a)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	$6,198,061	$215,451	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.482%	1/25/34	40,003,033	1,769,234	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.512%	5/25/35	4,358,365	659,447	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	14,982,937	722,548	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	446,327	488,609
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	62,751	65,566
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.753%	5/15/29	26,122	2,018	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	5.743%	1/15/37	31,791	4,267	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	6.603%	12/15/37	357,793	57,906	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.553%	10/15/41	295,462	40,026	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	5.503%	12/15/41	1,034,344	131,205	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	211,777	9,120
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,396,692	1,241,082
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	723,740	30,815
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	2,063,234	215,608
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	3,173,370	528,163

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	$1,554,409	$125,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	2,078,720	217,652
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	2,075,234	123,426
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.853%	9/15/42	644,675	73,274	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,224,889	3,114,742
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	665,246	26,360
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	938,178	21,502
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.753%	8/15/47	1,519,497	263,853	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	806,230	44,058
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.803%	7/15/48	1,614,899	287,076	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	379,611	371,150
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,896,090	348,235
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.653%	5/15/49	2,115,782	311,897	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.593%	10/25/49	3,405,560	650,710	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,208,943	2,939,683
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.593%	3/25/50	2,068,164	290,260	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,799,301	4,660,121

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	$2,706,012	$378,077
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	13,928,002	1,945,229
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	6,759,444	853,635
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,632,917	930,083
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	162,710	23,796
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,530,397	374,176
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	743,791	123,477
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,984,044	681,910
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,820,661	634,493
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	19,636,798	3,334,813
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	9,576,276	1,173,953
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,795,148	378,534
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	8,869,806	1,264,556
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	8,281,141	1,056,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	1,061,743	165,753
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	4,046,839
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,760,550
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,424,397	1,591,900	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.888%	9/25/55	8,532,334	939,649	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	$55,884,676	$149,324	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,935,425	2,434,772	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.943%	8/25/56	17,437,536	1,870,544	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	345,486,249	1,013,311	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,400,000	3,236,206	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.553%	9/15/43	1,415,922	213,262	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	3,375,598	2,972,786
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.679%	2/15/38	347,623	15,810	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.750%	3/25/25	2,262,896	2,298,357	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.957%	10/25/28	2,383,004	2,530,924	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.457%	7/25/29	2,523,397	2,549,721	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.042%	9/25/47	1,826,370	1,696,924	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	4.207%	4/25/43	2,550,000	2,504,747	(a)(d)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	12.207%	5/25/43	$4,965,901	$5,366,853	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.707%	1/25/29	4,602,927	4,886,040	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.707%	4/25/29	3,747,401	3,900,045	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	5.599%	12/25/41	500,000	446,792	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.818%	6/25/29	16,867,176	1,000,927	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.749%	1/25/29	6,865,459	660,172	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.475%	4/25/32	41,652,875	1,438,390	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.772%	1/25/37	7,306,400	1,038,016	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.328%	12/25/32	22,630,069	2,045,236	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	62,495	10,954
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	304,635	326,373
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.639%	8/25/39	325,509	342,323	(a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	900,478	969,865
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	324,966	57,977
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	6.103%	8/25/40	904,687	135,934	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	177,076	191,642
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.019%	1/25/38	298,746	386,493	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.093%	12/25/40	$1,629,375	$112,319	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	113,182	119,758
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	215,183	246,690
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.143%	7/25/42	1,098,308	157,781	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	1,035,307	113,329
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	1,035,680	53,343
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	1,965,537	96,481
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	199,648	223,581
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,634,856	1,755,177
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.611%	8/25/44	903,136	42,536	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.515%	8/25/44	1,773,923	72,692	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.529%	8/25/44	1,255,657	62,277	(a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	7,138,452	1,104,286
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	5,249,024	943,722
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,427,434	266,671
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,234,149	2,063,274
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.863%	7/25/49	5,025,705	781,940	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.593%	8/25/49	2,397,784	452,926	(a)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.593%	8/25/49	$2,642,565	$380,854	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.543%	10/25/49	1,504,762	234,931	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.543%	10/25/49	2,237,626	317,115	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.543%	10/25/49	4,858,301	791,552	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.493%	5/25/50	1,852,039	336,866	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,139,148	914,086
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,982,822	246,354
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,629,455	364,190
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	167,562	27,385
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	2,303,966	335,828
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,167,710	168,920
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	6,284,997	884,581
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	9,419,390	1,310,500
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	6,011,925	845,052
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	962,307	134,113
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	6,153,243	907,202
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	1,066,162	159,856
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,370,974	656,784

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	$2,340,841	$362,096
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	695,979	102,797
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	55,585	9,048
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	66,130	12,009
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	47,753	10,909
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,724,175	258,455
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	38,340	7,002
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	30,132	5,341
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	308,556	50,825
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	3,168,181	450,289
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	7,480,828	1,186,677
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	0.731%	8/16/34	454,614	454,443	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.769%	10/16/34	456,273	32,836	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.801%	4/20/37	2,970,005	318,281	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.151%	7/20/37	443,281	50,696	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	1.599%	11/20/59	303,158	306,069	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	11/16/34	1,039,867	82,205	(a)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.031%	4/20/40	$5,023	$768	(a)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	144,645	146,210
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.569%	5/16/40	326,470	33,961	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.201%	1/20/40	4,278	157	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.911%	2/20/60	1,352,290	1,353,401	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	48,877	1,830
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	4.951%	5/20/41	1,230,896	160,671	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	949,692	994,638
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	3,108,905	31	(a)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	11/16/41	972,516	176,786	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.201%	2/20/41	417,663	39,249	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.083%	8/16/52	3,556,845	5,180	(a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	2,820,243	190,299
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.745%	9/16/51	4,021,243	80,576	(a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.041%	2/16/46	3,011,213	77,520	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	1,038,929	238,751

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.498%	6/16/55	$3,521,430	$65,999	(a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.599%	9/16/55	1,150,329	35,969	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	4/16/44	2,908,296	476,562	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.169%	6/16/44	1,179,963	161,396	(a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.751%	8/20/44	635,020	107,530	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,458,855	405,990
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.601%	4/20/46	1,901,119	303,014	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.820%	8/16/58	3,635,202	126,328	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	4,858,732
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.719%	2/16/47	2,924,108	450,232	(a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.652%	10/16/58	8,686,530	367,241	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	4,437,499	782,813
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.631%	7/16/58	883,586	31,392	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.545%	3/16/60	2,717,001	107,118	(a)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.801%	9/20/48	1,789,857	209,925	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.751%	10/20/48	2,876,288	310,266	(a)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	2.841%	7/20/49	$20,075,779	$827,481	(a)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.701%	7/20/47	1,104,220	182,883	(a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.651%	3/20/50	6,126,414	1,097,096	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	631,335	95,251
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	252,261	37,298
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,544,587	219,306
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,502,044	197,178
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.842%	5/16/60	2,564,230	171,638	(a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	7,434,994	1,085,267
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,671,692	381,839
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	5,512,770	749,028
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	180,638	26,080
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	5,304,656	991,729
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	269,740	39,420
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	725,639	94,831
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,403,049	147,200
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	4,284,192	808,555

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	0.706%	1/20/70	$2,637,773	$2,639,519	(a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.538%	4/1/70	8,574,604	353,637	(a)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.599%	5/20/70	1,995,960	2,053,111	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.949%	7/20/70	60,720	60,530	(a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.899%	7/20/70	603,831	601,371	(a)
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	5,060,765	942,854
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%, 1.300% cap)	1.300%	12/20/50	25,526,151	1,653,178	(a)
Government National Mortgage Association (GNMA), 2021-29 DI, IO	2.000%	2/20/51	11,893,234	1,452,761
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	776,931	146,853
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.823%	5/16/63	4,931,203	346,707	(a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	4,903,238	359,166	(a)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,820,160	648,181
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	9,374,943	1,299,455
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	5,538,581	793,994
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.905%	11/16/63	2,566,419	207,735	(a)
GS Mortgage Securities Corp. II, 2018- SRP5 D (1 mo. USD LIBOR + 6.250%)	6.647%	9/15/31	4,696,282	1,217,206	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.847%	11/15/32	1,070,000	1,044,719	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	1.347%	10/15/36	$360,000	$353,677	(a)(d)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	2,120,029
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.133%	5/10/52	44,762,433	2,554,677	(a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.131%	5/12/53	16,970,977	1,268,762	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.857%	4/25/36	1,218,960	1,076,552	(a)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	1.157%	3/25/35	182,132	175,751	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.957%	5/25/37	248,038	245,535	(a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	420,029
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.222%	2/15/51	53,698	48,806	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	4.647%	11/15/31	1,830,000	805,266	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.147%	5/15/28	2,873,012	2,656,099	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.480%	6/13/52	16,031,000	1,244,076	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.647%	12/15/36	2,018,000	1,825,946	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	7.147%	12/15/36	2,106,000	1,806,382	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.431%	1/16/37	1,078,235	1,041,537	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	2,327,067	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	3.787%	6/15/38	360,000	346,939	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	$1,501,800	$1,627,575	(d)(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.667%	4/25/46	294,103	275,426	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	4.647%	11/15/36	980,000	960,384	(a)(d)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	4.397%	11/15/38	3,560,000	3,490,280	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.408%	8/12/48	504,843	248,254	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	5.674%	12/12/49	39,775	15,341	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.597%	6/25/36	30,823	8,029	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	0.707%	7/26/45	177,655	177,605	(a)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,097,000	1,818,572	(a)(d)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	2.157%	10/15/49	1,336,809	1,312,320	(a)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	7.957%	3/25/50	4,500,000	4,534,107	(a)(d)
Multifamily Trust, 2016-1 B	14.508%	4/25/46	966,666	1,093,312	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,950,000	1,789,916	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	1,790,491	(a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	602,850	603,643	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.707%	5/25/55	1,125,000	1,112,805	(a)(d)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.479%	9/25/46	75,915	74,471	(a)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.881%	10/15/36	690,000	666,465	(a)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	3.195%	5/27/23	754,868	749,258	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Redwood Funding Trust, 2019-1 PT, Step bond (4.213% to 8/27/22, 4.468% to 8/27/23 then 4.968%)	4.213%	9/27/24	$6,801,950	$6,789,979	(d)
Starwood Retail Property Trust, 2014- STAR C (1 mo. USD LIBOR + 2.750%)	3.147%	11/15/27	2,324,000	349,035	(a)(d)
Starwood Retail Property Trust, 2014- STAR D (1 mo. USD LIBOR + 3.500%)	3.897%	11/15/27	650,000	7	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.817%	7/25/46	94,035	82,907	(a)
Structured Asset Securities Corp., 2005- RF3 1A (1 mo. USD LIBOR + 0.350%)	0.807%	6/25/35	170,365	157,006	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018- THL D (1 mo. USD LIBOR + 2.300%)	2.590%	11/11/34	2,223,670	2,175,004	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018- THL E (1 mo. USD LIBOR + 3.480%)	3.770%	11/11/34	5,646,259	5,435,611	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018- THL F (1 mo. USD LIBOR + 4.252%)	4.542%	11/11/34	3,602,427	3,489,086	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	10,224	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	1,339,991	6,819	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	2.585%	6/25/33	22,449	22,564	(a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,363,309
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.548%	4/15/54	12,539,544	1,259,899	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $273,485,271)				258,812,767

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 10.5%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	299,125	(d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,500,000	3,364,561	(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,234,524	(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	3,700,000	3,514,937	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	$891,817	$826,979	(d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,421,700	(d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	773,476	792,924	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,918	2,616	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	1.117%	7/25/36	109,753	107,248	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.199%	8/9/24	4,775,000	4,670,802	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	2,879,397	2,815,705	(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	926,918	919,739	(a)(d)
CSMC Trust, 2017-RPL1 B1	2.973%	7/25/57	4,076,582	3,302,928	(a)(d)
CSMC Trust, 2017-RPL1 B2	2.973%	7/25/57	4,676,961	3,924,187	(a)(d)
CSMC Trust, 2017-RPL1 B3	2.973%	7/25/57	3,976,476	2,882,187	(a)(d)
CSMC Trust, 2017-RPL1 B4	2.973%	7/25/57	4,166,531	909,295	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,517,000	1,362,359	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	923,033	798,002	(d)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	5,000,000	4,891,084	(d)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	4,510,000	4,258,477	(d)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	4,697,764	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.997%	5/25/36	129,455	128,590	(a)(d)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	3,209,138	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,252,989	(d)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,871,018	(d)

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY		RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2021-A C		2.990%	1/15/53	$6,000,000	$5,602,400	(d)
SoFi Professional Loan Program LLC, 2017-F R1		0.000%	1/25/41	25,000	520,180	(d)
SoFi Professional Loan Program Trust, 2020-A BFX		3.120%	5/15/46	3,200,000	3,061,664	(d)
Stonepeak, 2021-1A B		3.821%	2/28/33	2,782,247	2,509,113	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)		0.677%	2/25/36	1,363,997	42,241	(a)(d)
Thrust Engine Leasing, 2021-1A A		4.163%	7/15/40	979,890	918,032	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $80,852,857)					69,112,508

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
OTC PURCHASED OPTIONS - 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.IG.37 Index, Put @ 70.00bps	Credit Suisse	4/20/22	72,070,000	72,070,000	36,093
Credit default swaption to buy protection on Markit CDX.NA.IG.37 Index, Put @ 75.00bps	Morgan Stanley & Co. Inc.	6/15/22	116,670,000	116,670,000	192,356

TOTAL PURCHASED OPTIONS (Cost - $507,055)					228,449

		RATE	MATURITY DATE	FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $30,022)		0.375%	4/30/25	30,000	28,097

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $690,107,754)					651,175,039

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	21

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $32,807,596)	0.195%	32,807,596	$32,807,596	(g)

TOTAL INVESTMENTS - 104.3% (Cost - $722,915,350)			683,982,635
Liabilities in Excess of Other Assets - (4.3)%			(28,363,207)

TOTAL NET ASSETS - 100.0%			$655,619,428

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2022, the Fund held TBA securities with a total cost of $35,265,895.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $32,807,596 and the cost was $32,807,596 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

22	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SCHEDULE OF WRITTEN OPTIONS
OTC Written Options
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
Credit default swaption to sell protection on Markit CDX.NA.IG.37 Index, Put	Credit Suisse	4/20/22	90.00	bps	72,070,000	$72,070,000	$(10,583)
Credit default swaption to sell protection on Markit CDX.NA.IG.37 Index, Put	Morgan Stanley & Co. Inc.	6/15/22	100.00	bps	116,670,000	116,670,000	(82,766)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $271,749)							$(93,349)

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	566	12/22	$139,117,330	$137,736,100	$(1,381,230)
90-Day Eurodollar	273	12/23	67,525,281	66,182,025	(1,343,256)
U.S. Treasury 5-Year Notes	461	6/22	54,241,437	52,870,938	(1,370,499)
U.S. Treasury 10-Year Notes	245	6/22	30,922,104	30,104,375	(817,729)
U.S. Treasury Long-Term Bonds	236	6/22	36,571,958	35,414,750	(1,157,208)
U.S. Treasury Ultra Long-Term Bonds	176	6/22	32,336,604	31,174,000	(1,162,604)

					(7,232,526)

Contracts to Sell:
U.S. Treasury 2-Year Notes	488	6/22	104,730,180	103,417,875	1,312,305
U.S. Treasury Ultra 10-Year Notes	99	6/22	13,834,209	13,411,406	422,803

					1,735,108

Net unrealized depreciation on open futures contracts					$(5,497,418)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	23

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$7,061,000	3/4/27	Daily SOFR Compound annually	1.550% annually	$(10,791)	$(204,599)
	31,766,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	79,107	2,002,917
	9,800,000	8/15/28	1.130% annually	Daily SOFR Compound annually	75,395	526,202
	7,346,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(10,794)	422,294
	8,905,000	5/15/47	1.650% annually	Daily SOFR Compound annually	77,118	616,086

Total	$64,878,000				$210,035	$3,362,900

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

25

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$322,993,218	—	$322,993,218
Collateralized Mortgage Obligations	—	257,185,192	$1,627,575	258,812,767
Asset-Backed Securities	—	69,112,508	—	69,112,508
Purchased Options	—	228,449	—	228,449
U.S. Government & Agency Obligations	—	28,097	—	28,097

Total Long-Term Investments	—	649,547,464	1,627,575	651,175,039

Short-Term Investments†	$32,807,596	—	—	32,807,596

Total Investments	$32,807,596	$649,547,464	$1,627,575	$683,982,635

Other Financial Instruments:
Futures Contracts††	$1,735,108	—	—	$1,735,108
Centrally Cleared Interest Rate Swaps††	—	$3,567,499	—	3,567,499

Total Other Financial Instruments	$1,735,108	$3,567,499	—	$5,302,607

Total	$34,542,704	$653,114,963	$1,627,575	$689,285,242

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$93,349	—	$93,349
Futures Contracts††	$7,232,526	—	—	7,232,526
Centrally Cleared Interest Rate Swaps††	—	204,599	—	204,599

Total	$7,232,526	$297,948	—	$7,530,474

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

27

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$59,283,390	$45,419,064	45,419,064	$71,894,858	71,894,858

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,352	—	$32,807,596

28